MORGAN STANLEY DEAN WITTER INCOME SECURITIES INC.         Two World Trade Center

LETTER TO THE SHAREHOLDERS March 31, 2001               New York, New York 10048

DEAR SHAREHOLDER:

After an unprecedented era of expansion, the U.S. economy lost much of its momentum during the six-month period ended March 31, 2001. Much of the slowdown was due to an inventory correction, especially in the telecommunications and technology sectors; consequently, the numbers for manufacturing were especially weak. Consumer confidence and spending also softened, but not to the same degree. As the extent of the economic slowdown became evident, the Federal Reserve Board initiated a series of easing moves, beginning with two 50-basis-point rate cuts in January, followed by a third in March. Subsequent to the end of the period under review, on April 18, the Fed once again cut rates by 50 basis points.

Against this backdrop, U.S. interest rates dropped sharply during the period. The yield on 10-year U.S. Treasuries fell by 89 basis points, from 5.80 percent to 4.91 percent. Short-term rates dropped even more, with two-year-note yields falling 179 basis points, from 5.97 percent to 4.18 percent. Although this environment was also constructive for most nongovernment fixed-income securities, their relative performances were somewhat mixed. Yields on mortgage-backed securities fell somewhat less dramatically, as often is the case when Treasury yields are in a sharp descent. Most investment-grade corporate bonds performed relatively better, with the best performance coming from the highest-quality bonds. In most cases, relatively generous yields on nongovernment securities resulted in these securities offering the best total returns for the period.

PERFORMANCE AND PORTFOLIO STRATEGY

For the six-month period ended March 31, 2001, Morgan Stanley Dean Witter Income Securities produced a total return of 6.45 percent based on a change in net asset value and reinvestment of distributions. Based on a change in the Fund's market price on the New York Stock Exchange and reinvestment of distributions, the Fund's total return for the period was 14.44 percent.

MORGAN STANLEY DEAN WITTER INCOME SECURITIES INC.

The Fund's performance reflected the decline in interest rates over the period, which affected corporate bond prices positively. The Fund's performance was handicapped by its allocation to longer-term corporate securities, which lagged other fixed-income sectors.

On March 31, 2001, the portfolio's duration, a measure of interest-rate sensitivity, was 7.17 years, reduced from 7.73 years at the beginning of the period. Corporate bonds accounted for 96.38 percent of the Fund's holdings.

LOOKING AHEAD

The most recent economic releases have continued to portray slowing growth and moderate inflation. Such an environment could potentially pave the way for an economic soft landing with stable interest rates for the foreseeable future. We remain optimistic about the prospects for the investment-grade bond markets in the coming year.

We would again like to remind shareholders that the Directors have approved a procedure whereby the Fund may, when appropriate, repurchase shares in the open market or in privately negotiated transactions at a price not above market value or net value, whichever is lower at the time of purchase. In accordance with this procedure, 20,000 shares of the Fund were purchased on the NYSE during the six-month period ended March 31, 2001.

We appreciate your ongoing support of Morgan Stanley Dean Witter Income Securities and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                       /s/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                           MITCHELL M. MERIN
Chairman of the Board                            President

MORGAN STANLEY DEAN WITTER INCOME SECURITIES INC.

RESULTS OF ANNUAL MEETING (unaudited)

                             *         *         *

On December 14, 2000, an annual meeting of the Fund's shareholders was held for the purpose of voting on two separate matters, the results of which were as follows:

(1) ELECTION OF DIRECTORS:

Michael Bozic
For.....................  8,192,020
Withheld................    197,143

Charles A. Fiumefreddo
For.....................  8,187,907
Withheld................    201,256

Edwin J. Garn
For.....................  8,191,432
Withheld................    197,731

Wayne E. Hedien
For.....................  8,194,700
Withheld................    194,463

James F. Higgins
For.....................  8,202,034
Withheld................    187,129

Manuel H. Johnson
For.....................  8,199,795
Withheld................    189,368

Michael E. Nugent
For.....................  8,200,104
Withheld................    189,059

Philip J. Purcell
For.....................  8,199,128
Withheld................    190,035

John L. Schroeder
For.....................  8,188,804
Withheld................    200,359

(2) RATIFICATION OF THE SELECTION OF DELOITTE & TOUCHE LLP AS THE FUND'S INDEPENDENT AUDITORS:

    For.....................................................  8,219,485
    Against.................................................     51,023
    Abstain.................................................    118,655

MORGAN STANLEY DEAN WITTER INCOME SECURITIES INC.

PORTFOLIO OF INVESTMENTS March 31, 2001 (unaudited)

PRINCIPAL
AMOUNT IN                                             COUPON   MATURITY
THOUSANDS                                              RATE      DATE        VALUE
--------------------------------------------------------------------------------------
            CORPORATE BONDS (96.8%)
            Aerospace & Defense (5.6%)
 $  875     Lockheed Martin Corp. .................    8.20%   12/01/09   $    967,881
  5,000     Northrop Grumman Corp. ................    9.375   10/15/24      5,420,400
  3,885     Raytheon Co. ..........................    8.20    03/01/06      4,135,704
    400     Raytheon Co. ..........................    8.30    03/01/10        430,140
                                                                          ------------
                                                                            10,954,125
                                                                          ------------
            Air Freight/Couriers (1.0%)
  2,000     FedEx Corp. - 144A*....................    7.25    02/15/11      2,033,400
                                                                          ------------

            Airlines (2.6%)
  5,000     Delta Air Lines Inc. ..................    9.30    01/02/10      5,152,900
                                                                          ------------

            Alternative Power Generation (1.5%)
    970     Calpine Corp...........................    8.50    02/15/11        986,975
  2,000     Midamerican Funding LLC................    6.75    03/01/11      1,988,540
                                                                          ------------
                                                                             2,975,515
                                                                          ------------
            Auto Parts: O.E.M. (0.9%)
    605     TRW Inc. ..............................    7.625   03/15/06        613,954
  1,000     Visteon Corp. .........................    8.25    08/01/10      1,050,140
                                                                          ------------
                                                                             1,664,094
                                                                          ------------
            Cable/Satellite TV (0.9%)
    290     Charter Communications Inc. ...........    0.00    01/15/10        196,475
    155     Charter Communications Inc. ...........    0.00    01/15/11         97,650
  1,505     CSC Holdings Inc. - 144A*..............    7.625   04/01/11      1,480,634
                                                                          ------------
                                                                             1,774,759
                                                                          ------------
            Casino/Gaming (0.3%)
    510     Harrahs Operating Co. - 144A*..........    8.00    02/01/11        523,474
                                                                          ------------

            Chemicals: Specialty (1.0%)
  2,000     Great Lakes Chemical Corp. ............    7.00    07/15/09      2,018,360
                                                                          ------------

            Computer Processing Hardware (0.6%)
  1,100     Sun Microsystems Inc. .................    7.65    08/15/09      1,145,210
                                                                          ------------

            Department Stores (4.7%)
  1,000     Federated Department Stores Inc. ......    8.50    06/01/10      1,115,010
  5,597     May Department Stores Co. .............    8.30    07/15/26      5,941,607
  2,800     Neiman Marcus Group Inc. ..............    7.125   06/01/28      2,248,428
                                                                          ------------
                                                                             9,305,045
                                                                          ------------

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME SECURITIES INC.

PORTFOLIO OF INVESTMENTS March 31, 2001 (unaudited) continued



PRINCIPAL
AMOUNT IN                                             COUPON   MATURITY
THOUSANDS                                              RATE      DATE        VALUE
--------------------------------------------------------------------------------------
            Discount Stores (4.3%)
 $5,800     Dayton Hudson Corp. ...................    8.50%   12/01/22   $  6,329,830
  2,500     KMart Corp. ...........................    9.35    01/02/20      2,159,375
                                                                          ------------
                                                                             8,489,205
                                                                          ------------
            Electric Utilities (2.8%)
  1,000     Cleveland Electric Illuminating Co.
             (Series B)............................    9.50    05/15/05      1,037,780
  1,000     CMS Energy Corp. ......................    6.75    01/15/04        981,360
  1,055     Progress Energy Inc. ..................    6.75    03/01/06      1,084,878
  1,375     Progress Energy Inc. ..................    7.10    03/01/11      1,418,133
    940     PSE&G Energy Holdings..................    9.125   02/10/04        978,399
                                                                          ------------
                                                                             5,500,550
                                                                          ------------
            Environmental Services (2.0%)
  3,905     USA Waste Services Inc. ...............    7.125   10/01/07      3,897,815
                                                                          ------------

            Finance/Rental/Leasing (3.1%)
  1,000     Ford Capital BV (Netherlands)..........    9.50    07/01/01      1,011,170
  2,680     Ford Motor Credit Corp. ...............    7.375   10/28/09      2,766,242
  2,000     Household Finance Corp. ...............    8.00    07/15/10      2,203,280
                                                                          ------------
                                                                             5,980,692
                                                                          ------------
            Financial Conglomerates (2.9%)
    800     American Express Credit Account Master
             Trust.................................    5.53    10/15/08        799,496
  1,820     Citigroup Inc. ........................    7.25    10/01/10      1,916,788
    910     GS Escrow Corp. .......................    7.125   08/01/05        886,003
  2,000     John Deere Capital Corp. ..............    8.625   08/01/19      2,101,820
                                                                          ------------
                                                                             5,704,107
                                                                          ------------
            Food Retail (3.4%)
    900     Ahold Finance USA Inc. ................    8.25    07/15/10        990,495
    895     Albertson's Inc. ......................    7.45    08/01/29        842,857
  1,000     Albertson's Inc. ......................    8.70    05/01/30      1,082,070
  1,775     Kroger Co. ............................    8.05    02/01/10      1,944,761
  1,400     Kroger Co. ............................    7.70    06/01/29      1,442,490
    235     Safeway Inc. ..........................    6.50    03/01/11        234,805
    200     Safeway Inc. ..........................    7.25    02/01/31        197,332
                                                                          ------------
                                                                             6,734,810
                                                                          ------------
            Foods: Major Diversified (2.1%)
  4,145     Kellogg Co. - 144A*....................    6.60    04/01/11      4,141,725
                                                                          ------------

            Foreign Government Obligation (1.4%)
  3,000     Israel (State of)......................    7.25    12/15/28      2,756,550
                                                                          ------------

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME SECURITIES INC.

PORTFOLIO OF INVESTMENTS March 31, 2001 (unaudited) continued



PRINCIPAL
AMOUNT IN                                             COUPON   MATURITY
THOUSANDS                                              RATE      DATE        VALUE
--------------------------------------------------------------------------------------
            Gas Distributors (0.4%)
 $  825     Nisource Finance Corp. - 144A*.........    7.625%  11/15/05   $    870,746
                                                                          ------------

            Home Building (1.0%)
  1,900     Centex Corp. ..........................    7.875   02/01/11      1,910,583
                                                                          ------------

            Home Improvement Chains (0.3%)
    685     Lowes Companies Inc. ..................    6.875   02/15/28        632,789
                                                                          ------------

            Hospital/Nursing Management (1.0%)
  1,000     Columbia/HCA Healthcare Corp. .........    7.19    11/15/15        889,830
    105     Columbia/HCA Healthcare Corp. .........    9.00    12/15/14        107,302
    910     Manor Care Inc. - 144A*................    8.00    03/01/08        922,276
                                                                          ------------
                                                                             1,919,408
                                                                          ------------
            Hotels/Resorts/Cruiselines (0.7%)
  1,390     Hilton Hotels Corp. ...................    8.25    02/15/11      1,421,664
                                                                          ------------

            Industrial Conglomerates (0.6%)
    535     Hutchison Whampoa International Ltd. -
             144A* (Hong Kong).....................    7.00    02/16/11        537,557
    725     Tyco International Group S.A. .........    6.375   02/15/06        730,467
                                                                          ------------
                                                                             1,268,024
                                                                          ------------
            Life/Health Insurance (3.4%)
    800     Hartford Life, Inc. ...................    7.375   03/01/31        818,040
  1,000     John Hancock Financial Services, Inc. -
             144A*.................................    7.375   02/15/24        986,320
  1,125     Nationwide Mutual Insurance - 144A*....    7.50    02/15/24      1,002,960
    575     Prudential Insurance Co. - 144A*.......    6.875   04/15/03        593,302
  3,050     Prudential Insurance Co. - 144A*.......    8.30    07/01/25      3,245,597
                                                                          ------------
                                                                             6,646,219
                                                                          ------------
            Major Banks (6.7%)
    900     Banc One Corp. ........................    8.00    04/29/27        959,769
  2,750     Bank of America Corp. .................    7.40    01/15/11      2,894,100
  6,000     Continental Bank N.A. .................   12.50    04/01/01      5,998,980
  2,000     First National Bank of Boston..........    8.00    09/15/04      2,146,800
    295     First Union Capital II.................    7.95    11/15/29        282,811
    975     PNC Institution Capital Securities
             (Class A) - 144A*.....................    7.95    12/15/26        945,838
                                                                          ------------
                                                                            13,228,298
                                                                          ------------

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME SECURITIES INC.

PORTFOLIO OF INVESTMENTS March 31, 2001 (unaudited) continued



PRINCIPAL
AMOUNT IN                                             COUPON   MATURITY
THOUSANDS                                              RATE      DATE        VALUE
--------------------------------------------------------------------------------------
            Major Telecommunications (7.9%)
 $1,000     AT&T Corp..............................    8.625%  12/01/31   $    993,960
  2,000     British Telecom PLC (United Kingdom)...    8.125   12/15/10      2,066,500
  5,000     Deutsche Telekom International Finance
             (Germany).............................    8.25    06/15/30      4,761,951
  2,000     Sprint Capital Corp. ..................    6.875   11/15/28      1,690,880
  3,000     Worldcom Inc. .........................    6.25    08/15/03      2,976,090
  3,500     Worldcom Inc. .........................    6.95    08/15/28      2,949,240
                                                                          ------------
                                                                            15,438,621
                                                                          ------------
            Managed Health Care (1.4%)
  2,790     Aetna Inc. ............................    7.875   03/01/11      2,830,706
                                                                          ------------

            Media Conglomerates (5.7%)
  3,000     News America Holdings, Inc. ...........    7.25    05/18/18      2,722,020
  3,000     News America Holdings, Inc. ...........    7.75    12/01/45      2,679,240
  3,000     Time Warner Entertainment Co. .........    9.625   05/01/02      3,131,940
  2,500     Time Warner Entertainment Co. .........    8.375   07/15/33      2,734,800
                                                                          ------------
                                                                            11,268,000
                                                                          ------------
            Miscellaneous Commercial Services
            (1.2%)
  2,350     Ikon Office Solutions Inc. ............    6.75    12/01/25      1,579,083
  1,000     Ikon Office Solutions Inc. ............    7.30    11/01/27        715,890
                                                                          ------------
                                                                             2,294,973
                                                                          ------------
            Motor Vehicles (2.4%)
    950     DaimlerChrysler North America
            Holdings...............................    8.00    06/15/10        985,416
  1,000     DaimlerChrysler North America
            Holdings...............................    8.50    01/18/31      1,025,140
  2,600     Ford Motor Company.....................    8.875   11/15/22      2,732,522
                                                                          ------------
                                                                             4,743,078
                                                                          ------------
            Multi-Line Insurance (0.5%)
    925     Farmers Insurance Exchange - 144A*.....    8.625   05/01/24        976,282
                                                                          ------------

            Oil & Gas Pipelines (1.9%)
  1,985     CMS Panhandle Holding Co. .............    7.00    07/15/29      1,728,022
  1,950     Williams Companies, Inc.
             (The) - 144A*.........................    7.50    01/15/31      1,931,397
                                                                          ------------
                                                                             3,659,419
                                                                          ------------
            Oil & Gas Production (3.4%)
  5,200     Lasmo (USA) Inc. ......................    8.375   06/01/23      5,560,620
    200     Ras Laffan Liq Natural Gas Co. Ltd. -
             144A*.................................    7.628   09/15/06        199,244
    920     Ras Laffan Liq Natural Gas Co. Ltd. -
             144A*.................................    8.294   03/15/14        889,355
                                                                          ------------
                                                                             6,649,219
                                                                          ------------

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME SECURITIES INC.

PORTFOLIO OF INVESTMENTS March 31, 2001 (unaudited) continued



PRINCIPAL
AMOUNT IN                                             COUPON   MATURITY
THOUSANDS                                              RATE      DATE        VALUE
--------------------------------------------------------------------------------------
            Oil Refining/Marketing (0.6%)
 $1,000     Panhandle Eastern Co. .................    8.625%  04/15/25   $  1,091,240
                                                                          ------------

            Other Metals/Minerals (1.1%)
  2,250     Cyprus Amax Minerals Co. ..............    8.375   02/01/23      2,246,265
                                                                          ------------

            Pharmaceuticals: Major (0.5%)
    975     American Home Products Corp. - 144A*...    6.70    03/15/11        984,136
                                                                          ------------

            Railroads (4.2%)
  3,500     Burlington Northern Santa Fe Corp. ....    6.875   12/01/27      3,306,450
  4,975     Union Pacific Corp. ...................    7.875   02/01/23      5,023,506
                                                                          ------------
                                                                             8,329,956
                                                                          ------------
            Real Estate Investment Trust (1.0%)
  1,930     EOP Operating LP. .....................    6.763   06/15/07      1,920,350
                                                                          ------------

            Recreational Products (0.5%)
  1,000     CSC Holdings, Inc. ....................    7.625   07/15/18        904,620
                                                                          ------------

            Savings Banks (0.4%)
    720     Ahmanson (H.F.) & Co. .................    8.25    10/01/02        749,246
                                                                          ------------

            Specialty Stores (1.0%)
  2,000     Staples Inc. ..........................    7.125   08/15/07      1,968,520
                                                                          ------------

            Specialty Telecommunications (4.0%)
  2,000     Frontier Corp. ........................    7.25    05/15/04      1,877,180
  5,835     Qwest Capital Funding - 144A*..........    7.25    02/15/11      5,944,990
                                                                          ------------
                                                                             7,822,170
                                                                          ------------
            Telecommunication Equipment (0.5%)
    960     Nortel Network Ltd. ...................    6.125   02/15/06        928,742
                                                                          ------------

            Tools/Hardware (2.3%)
  5,000     Toro Co. ..............................    7.80    06/15/27      4,551,700
                                                                          ------------

            Wireless Communications (1.1%)
  1,300     AT&T Wireless - 144A*..................    8.75    03/01/31      1,298,531
  1,000     Nextel Communications Inc. ............    9.375   11/15/09        845,000
                                                                          ------------
                                                                             2,143,531
                                                                          ------------

            TOTAL CORPORATE BONDS
            (Cost $191,686,681)........................................    190,150,841
                                                                          ------------

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME SECURITIES INC.

PORTFOLIO OF INVESTMENTS March 31, 2001 (unaudited) continued


PRINCIPAL
AMOUNT IN                                             COUPON   MATURITY
THOUSANDS                                              RATE      DATE        VALUE
--------------------------------------------------------------------------------------
            U.S. GOVERNMENT OBLIGATION (2.4%)
 $4,500     U.S. Treasury Note
            (Cost $4,856,132)......................   15.75%   11/15/01   $  4,811,175
                                                                          ------------

            SHORT-TERM INVESTMENTS (1.2%)
            REPURCHASE AGREEMENTS
  1,405     Joint repurchase agreement account
             (dated 03/30/01; proceeds
             $1,405,621)(a)
             (Cost $1,405,000).....................    5.30    04/02/01      1,405,000

    923     The Bank of New York (dated 03/30/01;
             proceeds $923,902)(b)
             (Cost $923,508).......................    5.125   04/02/01        923,508
                                                                          ------------

            TOTAL SHORT-TERM INVESTMENTS
            (Cost $2,328,508)..........................................      2,328,508
                                                                          ------------
            TOTAL INVESTMENTS
            (Cost $198,871,321) (c).......................... 100.4%       197,290,524

            LIABILITIES IN EXCESS OF OTHER ASSETS............  (0.4)          (830,508)
                                                              -----       ------------

            NET ASSETS....................................... 100.0%      $196,460,016
                                                              =====       ============

---------------------
 *  Resale is restricted to qualified institutional investors.
(a) Collateralized by Federal Agency and U.S. Treasury obligations.
(b) Collateralized by $916,208 Federal Home Loan Banks 6.75% due 02/01/02 valued at $942,011.
(c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $3,134,695 and the aggregate gross unrealized depreciation is $4,715,492, resulting in net unrealized depreciation of $1,580,797.

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME SECURITIES INC.

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2001 (unaudited)

ASSETS:
Investments in securities, at value
 (cost $198,871,321)........................................  $197,290,524
Receivable for:
    Investments sold........................................     6,599,094
    Interest................................................     4,223,260
Prepaid expenses and other assets...........................        28,989
                                                              ------------

    TOTAL ASSETS............................................   208,141,867
                                                              ------------
LIABILITIES:
Payable for:
    Investments purchased...................................    11,473,998
    Investment management fee...............................        97,384
Accrued expenses and other payables.........................       110,469
                                                              ------------

    TOTAL LIABILITIES.......................................    11,681,851
                                                              ------------

    NET ASSETS..............................................  $196,460,016
                                                              ============
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $215,612,264
Net unrealized depreciation.................................    (1,580,797)
Accumulated undistributed net investment income.............     1,126,635
Accumulated net realized loss...............................   (18,698,086)
                                                              ------------

    NET ASSETS..............................................  $196,460,016
                                                              ============

NET ASSET VALUE PER SHARE,
 11,395,818 shares outstanding
 (15,000,000 shares authorized of $.01 par value)...........        $17.24
                                                              ============

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME SECURITIES INC.

STATEMENT OF OPERATIONS
For the six months ended March 31, 2001 (unaudited)

NET INVESTMENT INCOME:
INTEREST INCOME.............................................  $8,251,128
                                                              ----------

EXPENSES
Investment management fee...................................     481,957
Transfer agent fees and expenses............................      78,491
Professional fees...........................................      31,818
Registration fees...........................................      15,507
Directors' fees and expenses................................       9,523
Shareholder reports and notices.............................       9,184
Custodian fees..............................................       5,598
Other.......................................................       4,394
                                                              ----------

    TOTAL EXPENSES..........................................     636,472
                                                              ----------

    NET INVESTMENT INCOME...................................   7,614,656
                                                              ----------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss...........................................  (7,458,880)
Net change in unrealized depreciation.......................  12,011,381
                                                              ----------

    NET GAIN................................................   4,552,501
                                                              ----------

NET INCREASE................................................ $12,167,157
                                                              ==========

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME SECURITIES INC.

STATEMENT OF CHANGES IN NET ASSETS

                                                      FOR THE SIX       FOR THE YEAR
                                                     MONTHS ENDED           ENDED
                                                     MARCH 31, 2001  SEPTEMBER 30, 2000
--------------------------------------------------------------------------------------
                                                     (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income..............................  $ 7,614,656       $ 15,422,977
Net realized loss..................................   (7,458,880)        (1,889,424)
Net change in unrealized depreciation..............   12,011,381         (6,524,883)
                                                    ------------       ------------

    NET INCREASE...................................   12,167,157          7,008,670

Dividends to shareholders from net investment
 income............................................   (7,523,261)       (15,554,186)

Decrease from capital stock transactions...........     (314,669)        (6,105,501)
                                                    ------------       ------------

    NET INCREASE (DECREASE)........................    4,329,227        (14,651,017)
NET ASSETS:
Beginning of period................................  192,130,789        206,781,806
                                                    ------------       ------------

    END OF PERIOD
    (Including undistributed net investment income
    of $1,126,635 and $1,035,240, respectively).... $196,460,016       $192,130,789
                                                    ============       ============

        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME SECURITIES INC.

NOTES TO FINANCIAL STATEMENTS March 31, 2001 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Income Securities Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's primary investment objective is to provide as high a level of current income as is consistent with prudent investment and, as a secondary objective, capital appreciation. The Fund commenced operations on April 6, 1973.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Directors); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Directors. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

MORGAN STANLEY DEAN WITTER INCOME SECURITIES INC.

NOTES TO FINANCIAL STATEMENTS March 31, 2001 (unaudited) continued

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. JOINT REPURCHASE AGREEMENT ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or Federal Agency obligations.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued weekly and payable monthly, by applying the annual rate of 0.50% to the Fund's weekly net assets.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the six months ended March 31, 2001 aggregated $93,080,622 and

MORGAN STANLEY DEAN WITTER INCOME SECURITIES INC.

NOTES TO FINANCIAL STATEMENTS March 31, 2001 (unaudited) continued


$95,935,132, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $8,027,128 and $14,053,432, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended March 31, 2001 included in Directors' fees and expenses in the Statement of Operations amounted to $2,905. At March 31, 2001, the Fund had an accrued pension liability of $53,267 which is included in accrued expenses in the Statement of Assets and Liabilities.

4. CAPITAL STOCK

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                           PAR VALUE    EXCESS OF
                                                                SHARES     OF SHARES    PAR VALUE
                                                              ----------   ---------   ------------
Balance, September 30, 1999.................................  11,809,418   $118,092    $224,302,186
Treasury shares purchased and retired (weighted average
 discount 8.45%)*...........................................    (393,600)    (3,936)     (6,101,565)
Reclassification due to permanent book/tax differences......          --         --      (2,387,844)
                                                              ----------   --------    ------------
Balance, September 30, 2000.................................  11,415,818    114,156     215,812,777
Treasury shares purchased and retired (weighted average
 discount 5.56%)*...........................................     (20,000)      (200)       (314,469)
                                                              ----------   --------    ------------
Balance, March 31, 2001.....................................  11,395,818   $113,956    $215,498,308
                                                              ==========   ========    ============

---------------------
* The Directors have voted to retire the shares purchased.

5. DIVIDENDS

On March 27, 2001, the Fund declared the following dividends from net investment income:

 AMOUNT       RECORD         PAYABLE
PER SHARE      DATE            DATE
---------  -------------  --------------
  $0.11    April 6, 2001  April 20, 2001
  $0.11     May 4, 2001    May 18, 2001
  $0.11    June 8, 2001   June 22, 2001

MORGAN STANLEY DEAN WITTER INCOME SECURITIES INC.

NOTES TO FINANCIAL STATEMENTS March 31, 2001 (unaudited) continued

6. FEDERAL INCOME TAX STATUS

At September 30, 2000, the Fund had a net capital loss carryover of approximately $9,347,000 of which $6,713,000 will be available through September 30, 2003 and $2,634,000 will be available through September 30, 2004 to offset future capital gains to the extent provided by regulations.

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $1,889,000 during fiscal 2000.

As of September 30, 2000, the Fund had temporary book/tax differences primarily attributable to post-October losses.

7. CHANGE IN ACCOUNTING POLICY

Effective October 1, 2001, the Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, and, as required, begin amortizing premiums on debt securities. The cumulative effect of this accounting change will have no impact on the net assets of the Fund, but will result in a decrease in the cost of securities and a corresponding increase to unrealized appreciation/depreciation based on securities held as of September 30, 2001.

MORGAN STANLEY DEAN WITTER INCOME SECURITIES INC.

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                         FOR THE SIX               FOR THE YEAR ENDED SEPTEMBER 30
                                                        MONTHS ENDED     ----------------------------------------------------
                                                       MARCH 31, 2001*     2000       1999       1998       1997       1996
-----------------------------------------------------------------------------------------------------------------------------
                                                         (unaudited)
SELECTED PER SHARE DATA:

Net asset value, beginning of period.................       $16.83         $17.51     $19.04     $18.40    $ 17.42    $ 18.02
                                                            ------         ------     ------     ------    -------    -------

Income (loss) from investment operations:
 Net investment income...............................         0.67           1.33       1.34       1.35       1.37       1.41
 Net realized and unrealized gain (loss).............         0.40          (0.72)     (1.55)      0.60       0.91      (0.64)
                                                            ------         ------     ------     ------    -------    -------

Total income (loss) from investment operations.......         1.07           0.61      (0.21)      1.95       2.28       0.77
                                                            ------         ------     ------     ------    -------    -------

Less dividends and distributions from:
 Net investment income...............................        (0.66)         (1.34)     (1.32)     (1.32)     (1.32)     (1.14)
 Paid-in-capital.....................................           --             --         --         --         --      (0.24)
                                                            ------         ------     ------     ------    -------    -------

Total dividends and distributions....................        (0.66)         (1.34)     (1.32)     (1.32)     (1.32)     (1.38)
                                                            ------         ------     ------     ------    -------    -------

Anti-dilutive effect of acquiring treasury shares....           --           0.05         --       0.01       0.02       0.01
                                                            ------         ------     ------     ------    -------    -------

Net asset value, end of period.......................       $17.24         $16.83     $17.51     $19.04    $ 18.40    $ 17.42
                                                            ======         ======     ======     ======    =======    =======

Market value, end of period..........................       $17.69         $16.06     $16.31     $17.75    $16.688    $15.875
                                                            ======         ======     ======     ======    =======    =======

TOTAL RETURN+........................................        14.44%(1)       7.17%     (1.04)%    14.75%     14.06%      6.39%

RATIOS TO AVERAGE NET ASSETS:
Expenses.............................................         0.66%(2)       0.65%      0.66%      0.65%      0.65%      0.65%

Net investment income................................         7.90%(2)       7.89%      7.39%      7.19%      7.69%      8.03%

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands..............     $196,460       $192,131   $206,782   $225,583   $219,759   $210,675

Portfolio turnover rate..............................           51%(1)         26%        38%        42%        63%        88%

---------------------
 * The per share amounts were computed using an average number of shares outstanding during the period.
 + Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect brokerage commissions.
(1) Not annualized.
(2) Annualized.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER INCOME SECURITIES INC.

REVISED INVESTMENT POLICY

On February 21, 2001, the Directors of the Fund approved an investment policy whereby the Fund would be permitted to invest, to a limited extent, in asset-backed securities. Asset-backed securities represent an interest in a pool of assets such as automobile and credit card receivables or home equity loans which have been securitized in pass through structures similar to mortgage-backed securities. These types of pass through securities provide for monthly payments that are a "pass through" of the monthly interest and principal payments made by the individual borrowers on the pooled receivables. Like mortgage-backed securities, asset-backed securities generally decrease in value as a result of interest rate increases, but may benefit less than other fixed-income securities from declining interest rates, principally because of prepayments. Also, as in the case of mortgage-backed securities, prepayments generally increase during a period of declining interest rates although other factors, such as changes in credit card use and payment patterns, may also influence prepayment rates. Asset-backed securities also involve the risk that various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities.

                      (This Page Intentionally Left Blank)

DIRECTORS
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Angelo G. Manioudakis
Vice President

Charles Moon
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
----------------------------------
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

MORGAN STANLEY
DEAN WITTER
INCOME SECURITIES INC.

Semiannual Report
March 31, 2001